Companies and business acquired and divested (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Acquisition Date Fair Value of Consideration Transferred

following table summarises the acquisition date fair value of consideration transferred.

Consideration transferred

Payvision
Cash paid	213
Deferred consideration	25
Contingent consideration	22

Total purchase consideration	260

Summary of Assets and Liabilities Recognised as a Result of the Acquisition

The assets and liabilities recognised as a result of the acquisition are as follows;

Assets and liabilities recognised as a result of the acquisition

Payvision
Cash and balances with central banks	116
Loans and advances to banks	32
Financial assets at fair value through Other Comprehensive Income	2
Property and equipment	3
Intangible assets	125
Other assets	17
Customer deposits	1
Current tax liability	2
Deferred tax liability	30
Other liabilities	166

Net identifiable assets	97

Less; non-controlling interest	24

Net identifiable assets acquired	72

Goodwill Recognised	Goodwill recognised

Payvision
Total purchase consideration	260
Net identifiable assets acquired	72

Goodwill recognised	188